STATEMENTS OF CONSOLIDATED FINANCIAL POSITION - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Non-current assets
Intangible assets	€ 7	€ 8
Property, plant and equipment	5,538	6,251
Non-current financial assets	406	299
Total non-current assets	5,951	6,558
Current assets
Trade receivables	2,977	905
Other current assets	8,753	9,088
Contract Assets - Current	0	2,062
Cash and cash equivalents	49,737	75,283
Total current assets	61,466	87,339
TOTAL ASSETS	67,418	93,897
Shareholders’ equity
Share capital	1,423	1,414
Premiums related to share capital	312,743	312,742
Accumulated other comprehensive income	712	738
Treasury shares	(228)	(228)
Reserve	(312,221)	(276,810)
Net loss for the period	(68,132)	(39,700)
Total shareholders’ equity	(65,704)	(1,843)
Non-current liabilities
Non-current provisions	432	323
Non-current financial liabilities	45,978	45,543
Non-current refund liabilities	27,778	0
Total non-current liabilities	74,187	45,866
Current liabilities
Current provisions	438	760
Current financial liabilities	4,924	5,022
Trade payables and other payables	20,036	18,237
Other current liabilities	7,543	7,627
Deferred income	61	128
Current refund liabilities	7,835	0
Current contract liabilities	18,100	18,100
Total current liabilities	58,935	49,873
Total liabilities	133,122	95,739
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	€ 67,418	€ 93,897